Right-of-Use Assets and Lease Liabilities - Schedule of Maturity Analysis of the Company’s Non-Cancellable Lease Obligations (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Maturity Analysis of the Company’s Non-Cancellable Lease Obligations [Line Items]
Total undiscounted lease obligations	$ 558,089	$ 216,516
Less: imputed interest	(21,526)	(3,827)
Lease liabilities recognized in the consolidated statement of financial position	536,563	212,689	$ 40,245
Not later than one year [member]
Schedule of Maturity Analysis of the Company’s Non-Cancellable Lease Obligations [Line Items]
Total undiscounted lease obligations	372,059	193,555
Later than one year and not later than two years [member]
Schedule of Maturity Analysis of the Company’s Non-Cancellable Lease Obligations [Line Items]
Total undiscounted lease obligations	$ 186,030	$ 22,961